Note 16 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Gain on derivative instruments, net	$ 0	$ 12,931	$ 0
Bunker Swap Agreements [Member]
Gain on derivative instruments, net	0	(41)	0
EUA Futures [Member]
Gain on derivative instruments, net	0	229	0
Forward Freight Agreements ("FFAs") [Member]
Gain on derivative instruments, net	0	12,475	0
Euro/U.S. Dollar Currency Options [Member]
Gain on derivative instruments, net	$ 0	$ 268	$ 0